Management remuneration	12 Months Ended
Dec. 31, 2021
Management remuneration

36.	Management remuneration

The key management personnel includes statutory directors and the Board of Directors. The payment of key management personnel for the provision of their services is presented below:

	2021	2020	2019

Short-term benefits	31,494	23,949	22,524
Other long-term benefits	1,052	4,544	900
Share-based payments remuneration	15,176	6,343	5,379
	47,722	34,836	28,803